Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment consists of facility, facility equipment, furniture, fixtures and leasehold improvements, and computer equipment. Movements within property, plant and equipment during the years ended 31 December 2024 and 2023 are as follows:

	Facility	Facility Equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Cost
Balance at 1 January 2024	115,000	176,718	10,878	2,312	304,908
Additions	—	61,633	3,517	98	65,248
Translation difference	—	(880)	(94)	(22)	(996)
Balance at 31 December 2024	115,000	237,471	14,301	2,388	369,160
Depreciation
Balance at 1 January 2024	3,234	59,497	3,815	1,583	68,129
Depreciation	2,875	13,189	776	265	17,105
Translation difference	—	(579)	(22)	(19)	(620)
Balance at 31 December 2024	6,109	72,107	4,569	1,829	84,614
Net carrying amount
Balance at 31 December 2024	108,891	165,364	9,732	559	284,546

	Facility	Facility Equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Cost
Balance at 1 January 2023	115,000	145,150	9,598	1,959	271,707
Reclassification of assets	—	2,771	(112)	(7)	2,652
Additions	—	29,351	1,500	518	31,369
Disposals	—	(1,233)	(23)	(136)	(1,392)
Translation difference	—	679	(85)	(22)	572
Balance at 31 December 2023	115,000	176,718	10,878	2,312	304,908
Depreciation
Balance at 1 January 2023	359	46,002	3,233	1,519	51,113
Reclassification of assets	—	3,330	(112)	(7)	3,211
Depreciation	2,875	10,572	676	230	14,353
Disposals	—	(737)	(22)	(136)	(895)
Translation difference	—	330	40	(23)	347
Balance at 31 December 2023	3,234	59,497	3,815	1,583	68,129
Net carrying amount
Balance at 31 December 2023	111,766	117,221	7,063	729	236,779
On 12 December 2024 the Group entered into a settlement with Fasteignafélagið Eyjólfur hf. with respect to Alvotech hf.'s equipment located in the leased premises and operated by Alvotech hf., which had been acquired by Faseignafélagið Eyjólfur hf. This resulted in an amendment of the lease agreement (see Note 13). The settlement amount was $14.8 million.
The Group pledged $284.5 million and $127.4 million of property, plant and equipment as collateral to secure bank loans with third parties as of 31 December 2024 and 2023, respectively.